Huntington VA Macro 100 Fund
Fund Summaries Huntington VA Macro 100 Fund
Investment Objective
The Fund’s investment objective is to seek total return which consists of capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Huntington VA Macro 100 Fund
Management Fees	0.60%
Other Expenses (including shareholder services fee)	0.62%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.23%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Examples
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Huntington VA Macro 100 Fund	125	390	676	1,489

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
Principal Investment Strategies
The Advisor normally pursues the Fund’s investment objective by investing at least 80% of its assets in equity securities, applying a “top down” approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. The strategy is based upon the quantitative and qualitative analysis of core economic models that, when combined, produce rankings of the S&P 500 companies. The Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund’s portfolio. The Fund will typically hold 100 securities and the Advisor will determine appropriate weightings of the holdings from time to time. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of December 31, 2011, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $95.3 billion and the median market capitalization was approximately $11.2 billion. The smallest company in the S&P 500 had a market capitalization of $1.2 billion and the largest company had a market capitalization of approximately $406.3 billion.

“The Fund may engage in active and frequent trading of securities to pursue its investment objective.”
Principal Investment Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Value Investing Risk. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stock in an up market.

Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance).

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

For more information, please see “Principal Risks” in this prospectus.

Performance
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results.
The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.
Performance Bar Chart and Table

Best Quarter	Q3 2009	16.85%
Worst Quarter	Q4 2008	-21.62%

Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/11, to those of Standard & Poor’s 500 Index (“S&P 500”). The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Average Annual Total Return Table (for the period ended December 31, 2011)
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Huntington VA Macro 100 Fund	(1.33%)	(2.49%)	1.33%	May 03, 2004
Huntington VA Macro 100 Fund Standard & Poor's 500 Index	2.11%	(0.25%)	3.77%	May 03, 2004